RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Restatement Of Consolidated Financial Statements Tables [Abstract]
Restatement Of Consolidated Financial Statements Tables [Text Block]
Statement of Financial Position
	As of December 31, 2014
	As previously reported	Reclassifications to HFS (see Note 17)	Restatements	Total
		(EUR in millions)

Other assets	3,769	(329)	(252)	3,188
TOTAL ASSETS	108,413		(252)	108,161

Accounts payable, accrued expenses and other liabilities	4,498	(1,272)	(252)	2,974
Total liabilities	105,976		(252)	105,724
Total equity and liabilities	108,413		(252)	108,161